Operating lease liabilities - Schedule of Operating Lease Liabilities (Detail) - Seaspan [Member] - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Line Items]
Operating lease commitments	$ 1,107,600,000
Impact of discounting	(184,400,000)
Impact of changes in variable rates	19,100,000
Operating lease liabilities	942,308,000	$ 893,300,000
Current portion of operating lease liabilities	(159,700,000)	$ (160,200,000)	$ 0
Operating lease liabilities (note 10)	$ 782,600,000		$ 0